Summary Prospectus Supplement	December 1, 2012

Putnam Retirement Income Fund Lifestyle 1
Summary Prospectus dated November 30, 2012

In the table entitled Average annual total returns after sales charges in the sub-section Performance in the section Fund summary, the following information is revised:

			Since
			inception
Share class	1 year	5 years	11/1/04

Class A after taxes on distributions	-4.94%	-1.34%	0.22%

Class A after taxes on distributions and sale of fund shares	-2.78%	-0.66%	0.66%

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